Schedule I - Condensed Financial Information Of Parent	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information Of Parent

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT AMEREN CORPORATION CONDENSED STATEMENT OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) For the Years Ended December 31, 2012, 2011 and 2010
(In millions)	2012	2011	2010
Operating revenues	$—	$—	$—
Impairment and other charges	—	—	—
Operating expenses	17	13	19
Operating loss	(17)	(13)	(19)
Equity in earnings of subsidiaries	548	451	525
Interest income from affiliates	3	5	8
Miscellaneous expense	4	4	3
Interest charges	39	41	56
Income tax (benefit)	(27)	(20)	(28)
Net Income (Loss) Attributable to Ameren Corporation - Continuing Operations	518	418	483
Net Income (Loss) Attributable to Ameren Corporation - Discontinued Operations	(1,492)	101	(344)
Net income (Loss) Attributable to Ameren Corporation	$(974)	$519	$139

Net Income (Loss) Attributable to Ameren Corporation - Continuing Operations	$518	$418	$483
Other Comprehensive Income (Loss), Net of Taxes:
Pension and other postretirement benefit plan activity, net of income taxes (benefit) of $6, $14, and $(7), respectively	(8)	(19)	10
Comprehensive Income from Continuing Operations	$510	$399	$493
Net Income (Loss) Attributable to Ameren Corporation - Discontinued Operations	$(1,492)	$101	$(344)
Other Comprehensive Income (Loss) from Discontinued Operations, Net of Income Taxes	$50	$(14)	$(14)
Comprehensive Income (Loss) from Discontinued Operations	$(1,442)	$87	$(358)
Comprehensive Income (Loss) Attributable to Ameren Corporation	$(932)	$486	$135

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT AMEREN CORPORATION CONDENSED BALANCE SHEET
(In millions)	December 31, 2012	December 31, 2011
Assets:
Cash and cash equivalents	$23	$3
Advances to money pool	316	340
Accounts and notes receivable - affiliates	31	57
Other current assets	49	—
Total current assets	419	400
Investments in subsidiaries - continuing operations	6,288	6,327
Investments in subsidiaries - discontinued operations	(326)	1,155
Note receivable - affiliates	462	425
Other non-current assets	320	333
Total assets	$7,163	$8,640
Liabilities and Stockholders’ Equity:
Short-term debt	$—	$148
Accounts payable - affiliates	10	13
Other current liabilities	33	62
Total current liabilities	43	223
Long-term debt	424	424
Other deferred credits and liabilities	80	74
Total liabilities	547	721
Commitments and Contingencies
Stockholders’ Equity:
Common stock, $.01 par value, 400.0 shares authorized – shares outstanding of 242.6	2	2
Other paid-in capital, principally premium on common stock	5,616	5,598
Retained earnings	1,006	2,369
Accumulated other comprehensive income (loss)	(8)	(50)
Total stockholders’ equity	6,616	7,919
Total liabilities and stockholders’ equity	$7,163	$8,640

SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF PARENT AMEREN CORPORATION CONDENSED STATEMENT OF CASH FLOWS For the Years Ended December 31, 2012, 2011 and 2010
(In millions)	2012	2011	2010
Net cash flows provided by operating activities	$532	$804	$241
Cash flows from investing activities:
Money pool advances, net	24	(276)	18
Notes receivable - affiliates, net	(20)	358	242
Investments in subsidiaries	(2)	(94)	(13)
Distributions from subsidiaries	21	3	1
Other	(5)	(5)	—
Net cash flows provided by (used in) investing activities	18	(14)	248
Cash flows from financing activities:
Dividends on common stock	(382)	(375)	(368)
Short-term debt and credit facility borrowings, net	(148)	(481)	(221)
Issuances of common stock	—	65	80
Net cash flows used in financing activities	(530)	(791)	(509)
Net change in cash and cash equivalents	$20	$(1)	$(20)
Cash and cash equivalents at beginning of year	3	4	24
Cash and cash equivalents at the end of year	$23	$3	$4
Cash dividends received from consolidated subsidiaries	$610	$730	$368

Noncash financing activity – dividends on common stock	$(7)	$—	$—
BASIS OF PRESENTATION
Ameren Corporation (parent company only) is a public utility holding company that conducts substantially all of its business operations through its subsidiaries. As specified in Note 5 - Long-term Debt and Equity Financings under Exhibit 99.4, Item 8, of this Current Report on Form 8-K, there are restrictions on Ameren Corporation’s (parent company only) ability to obtain funds from certain of its subsidiaries through dividends, loans or advances. In accordance with authoritative accounting guidance, Ameren Corporation (parent company only) has accounted for wholly owned subsidiaries using the equity method. These financial statements are presented on a condensed basis. Additional disclosures relating to the parent company financial statements are included within the combined notes under Exhibit 99.4, Item 8, of this Current Report on Form 8-K.
On March 14, 2013, Ameren entered into a transaction agreement to divest New AER to IPH. Immediately prior to Ameren's entry into the transaction agreement with IPH, on March 14, 2013, Genco exercised its option under the amended put option agreement with Medina Valley and received an initial payment of $100 million for the pending sale of its Elgin, Gibson City, and Grand Tower gas-fired energy centers to Medina Valley, which was subject to FERC approval. Ameren expects a third-party sale of the Elgin, Gibson City, and Grand Tower gas-fired energy centers will be completed by the end of 2013. See Note 16 - Divestiture Transactions and Discontinued Operations under Exhibit 99.4, Item 8, of this current Report on Form 8-K for additional information regarding these divestitures. As a result of the transaction agreement with IPH and Ameren's plan to sell its Elgin, Gibson City, and Grand Tower gas-fired energy centers, Ameren determined that New AER and the Elgin, Gibson City, and Grand Tower gas-fired energy centers qualified for discontinued operations presentation. Therefore, Ameren has segregated New AER and the Elgin, Gibson City, and Grand Tower gas-fired energy centers and presented them separately as discontinued operations for all periods presented on the Condensed Statement of Income (Loss) and Comprehensive Income (Loss) and Condensed Balance sheet. See Note 16 - Divestiture Transactions and Discontinued Operations under Exhibit 99.4, Item 8, of this Current Report on Form 8-K for additional information regarding that presentation.
SHORT-TERM DEBT AND LIQUIDITY
See Note 4 - Short-term Debt and Liquidity under Exhibit 99.4, Item 8, of this Current Report on Form 8-K for a description and details of short-term debt and liquidity needs of Ameren Corporation (parent company only).
LONG-TERM OBLIGATIONS
See Note 5 - Long-term Debt and Equity Financings under Exhibit 99.4, Item 8, of this Current Report on Form 8-K for a description and details of long-term obligations of Ameren Corporation (parent company only).
COMMITMENTS AND CONTINGENCIES
See Note 14 - Related Party Transactions with New AER and Note 15 - Commitments and Contingencies under Exhibit 99.4, Item 8, of this Current Report on form 8-K for a description of all material contingencies and guarantees outstanding of Ameren Corporation (parent company only).
IMPAIRMENT

In December 2012, Ameren determined that it intends to, and it is probable that it will, exit its Merchant Generation business before the end of the previously estimated useful lives of that business's long-lived assets. This determination resulted from Ameren's analysis of the current and projected future financial condition of its Merchant Generation segment and its conclusion that this segment is no longer a core component of its future business strategy. In consideration of this determination, Ameren has begun planning to reduce, and ultimately eliminate, the Merchant Generation segment's reliance on Ameren's financial support and shared services support.
As a result of the announcement that Ameren intends to exit the Merchant Generation segment before the end of the Merchant Generation's long-lived assets' previously estimated useful lives, Ameren determined that estimated undiscounted cash flows during the period in which it expects to continue to own certain energy centers would be insufficient to recover the carrying value of those energy centers. Accordingly, in the fourth quarter of 2012, Ameren Corporation (parent company only) recorded a noncash pretax impairment charge of $1.88 billion to reduce its investment in certain of the Merchant Generation segment's coal and natural gas-fired energy centers to their estimated fair values. This charge was included within "Net Income (Loss) Attributable to Ameren Corporation - Discontinued Operations" (parent company only) in the Condensed Statement of Income (Loss) and Comprehensive Income (Loss) for the year ended December 31, 2012.